Schedule of Fair Value Assets Measured on Recurring Basis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
PIPE Warrants [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance at the beginning of the period	$ 79,512	$ 273,124	$ 286,300
Issued to Abaca shareholders
Fair value adjustment	(75,072)	(193,612)	(13,176)
Balance at the end of the period	4,440	79,512	273,124
Abaca Warrant [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance at the beginning of the period	1,024,900	3,384,085
Issued to Abaca shareholders			1,643,699
Fair value adjustment	(929,827)	(2,359,185)	1,740,386
Balance at the end of the period	95,073	1,024,900	3,384,085
Private Placement Warrants [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance at the beginning of the period	9,632	25,070	19,110
Issued to Abaca shareholders
Fair value adjustment	(9,248)	(15,438)	5,960
Balance at the end of the period	384	9,632	25,070
Third Anniversary Payment Consideration [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance at the beginning of the period	322,000	810,000
Issued to Abaca shareholders			430,000
Fair value adjustment	(235,000)	(488,000)	380,000
Balance at the end of the period	87,000	322,000	810,000
Forward Purchase Derivative [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance at the beginning of the period	7,309,580	7,309,580	7,309,580
Issued to Abaca shareholders
Fair value adjustment
Balance at the end of the period	$ 7,309,580	$ 7,309,580	$ 7,309,580